American United Life Pooled Equity Fund B

                                BOARD OF MANAGERS
  JAMES W. MURPHY, Chairman
Senior Vice President,
Corporate Finance, AUL
  RONALD D. ANDERSON  Professor,
Kelley School of Business,
Indiana University, Indianapolis, Indiana
  LESLIE LENKOWSKY  Professor,
Indiana University Center of Philanthropy,
Indianapolis, Indiana
  R. STEPHEN RADCLIFFE
Executive Vice President, AUL
  JAMES P. SHANAHAN
Former Senior Vice President,
Pension Division, AUL

  RICHARD A. WACKER  Secretary to the
Board, Associate General Counsel, AUL

                                    CUSTODIAN
  National City Bank  Indianapolis, Indiana

                                  LEGAL COUNSEL
  Ice Miller Donadio
  & Ryan  Indianapolis, Indiana

                               INVESTMENT MANAGER
  American United Life
  Insurance Company(R)  Indianapolis, Indiana
G. David Sapp,
Senior Vice President, Investments

      This Report and the financial statements contained herein are for the general information of the partici-pants. The report is not to be distributed to pro-spective investors as sales literature unless preceded or accompanied by an effective Prospectus which contains further information concerning the sales charge, expenses and other pertinent information.


      American
      United
      Life
      Pooled
      Equity
      Fund B

      Semi-Annual Report
      as of
      June 30, 1999

A Message From The Chairman of the Board of Managers

To All Participants in Fund B

The current economic expansion continues to surprise investors with its longevity. It has now endured for 100 months, making it the longest peacetime expansion in U.S. history. If the economy can remain on its current track for another six months, it will achieve the distinction of being the longest expansion of all time.

One of the primary drivers of this remarkable growth has been the consumer. Rising stock and real estate prices have boosted consumer spending, providing a source of stimulus for the economy. Since consumer spending represents approximately two-thirds of gross domestic product, the end result has been economic growth which repeatedly surprises investors on the upside.

However, economic growth can represent a mixed blessing. The Federal Reserve has been keeping a close eye on domestic growth watching for signs of inflationary pressures. At its June 29-30 meeting, the Fed decided to take a pre-emptive step by raising the Federal Funds rate by 25 basis points, representing the first such increase since March 1997. The Fed is hoping that this modest move will eliminate the need for more drastic action at some later date.

As we began 1999, stock market performance was driven by large growth and technology companies, the same as in 1998. But in April, the stock market experienced a dramatic change in leadership as investors began focusing on industries that would benefit from stronger global growth. This rotation resulted in a remarkable rebound in economically sensitive and small capitalization companies.

Investment performance for Fund B for the first six months of 1999 was 11.1%.

As we enter the second half of 1999, the marketplace remains vulnerable to external surprises. The Federal Reserve will be closely watching the growth rate of the U.S. economy. Without some moderation, the Federal Reserve may feel forced to take additional action. Y2K issues will also provide additional uncertainty as we near the end of 1999.

For information regarding AUL's preparation for Y2K, please see AUL's website at www.aul.com or call (800) 249-6269.

The performance for Fund B is net of investment advisory fees but does not reflect mortality and expense risk charges. Past performance is no guarantee of future results.

James W. Murphy
Chairman of the Board of Managers
Indianapolis, Indiana
July 15, 1999

(This  page  is  intentionally blank.)

                    American United Life Pooled Equity Fund B
                            STATEMENT OF NET ASSETS
                                  June 30, 1999
                                  (unaudited)
Assets:
  Investments at value (cost: $9,801,576)
   Common stock                                                                         $12,626,903
   Money market mutual funds                                                                767,700

                                                                                         13,394,603

   Cash                                                                                      35,818
   Receivable for investments sold                                                          190,907
   Dividends and interest receivable                                                         16,729

      Total assets                                                                        13,638,057


Liabilities:
   Payables for investments purchased                                                        63,944
   Due to AUL                                                                                14,479

      Total liabilities                                                                       78,423


Net Assets:                                                                             $13,559,634



Units outstanding                                                                           751,412



Accumulation Unit Value                                                                 $     18.05




The accompanying notes are an integral part of the financial statements.

                    American United Life Pooled Equity Fund B
                             STATEMENT OF OPERATIONS
                     for the six months ended June 30, 1999
                                  (unaudited)
Net Investment Income:
  Income
   Dividends                                                                            $   139,497
   Interest                                                                                     903

                                                                                            140,400


  Expenses
   Investment management services                                                            20,129
   Mortality and expense charges                                                             60,390

                                                                                             80,519


      Net investment income                                                                  59,881


Gain on Investments:
  Net realized gain                                                                       1,703,553
  Net change in unrealized appreciation                                                    (390,334)

      Net gain                                                                            1,313,219


Increase in Net Assets from Operations                                                  $ 1,373,100




The accompanying notes are an integral part of the financial statements.

                    American United Life Pooled Equity Fund B
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                            Six months
                                                                               ended
                                                                           June 30, 1999 Year ended
                                                                            (unaudited) Dec. 31, 1998


Operations:
  Net investment income                                                    $    59,881  $   127,096
  Net realized gain                                                          1,703,553    2,519,736
  Net change in unrealized appreciation                                       (390,334)  (1,728,633)

      Increase in assets from operations                                     1,373,100      918,199


Changes from Contract Owner Transactions:
  Proceeds from units sold                                                      53,673      273,438
  Payments for units withdrawn                                              (1,599,232)  (1,735,807)
  Payments for units redeemed                                                     (813)      (2,460)

      Decrease                                                              (1,546,372)  (1,464,829)


Net decrease in Net Assets                                                    (173,272)    (546,630)
Net Assets at beginning of year                                             13,732,906   14,279,536

Net Assets at end of period                                                $13,559,634  $13,732,906



Units sold                                                                       2,591       17,400
Units withdrawn                                                                (92,270)    (108,807)
Units redeemed                                                                     (31)        (153)


Net decrease in units outstanding                                              (89,710)     (91,560)
Units outstanding at beginning of year                                         841,122      932,682

Units outstanding at end of period                                             751,412      841,122





The accompanying notes are an integral part of the financial statements.

                    American United Life Pooled Equity Fund B
                             SCHEDULE OF INVESTMENTS
                                  June 30, 1999
                                  (unaudited)

                                                                                           Market
                                Description                                   Shares        Value


Common Stock (94.3%)
  Aerospace (4.6%)
   Boeing Co.                                                                     7,400 $   325,600
   Precision Castparts Corporation                                                6,800     289,000

                                                                                            614,600

  Automotive & Auto Parts (8.9%)
   Bandag Inc.                                                                    8,600     298,313
   Carlisle Companies                                                             5,900     283,937
   Ford Motor Co.                                                                 6,900     395,025
   TBC Corporation*                                                              28,100     198,456

                                                                                          1,175,731

  Banks & Financial (10.5%)
   American Express Company                                                         900     117,113
   Associates First Capital                                                       3,498     154,348
   Bank One Corporation                                                           4,632     275,894
   Citigroup, Inc.                                                                6,716     319,010
   Ohio Casualty Corporation                                                      7,200     260,100
   Washington Mutual                                                              8,055     286,456

                                                                                          1,412,921

  Broadcasting & Publishing (2.6%)
   Chris-Craft Industries, Inc.*                                                  4,286     201,978
   Meredith Corporation                                                           3,200     110,800
   Moore Corporation, Ltd.                                                        4,900      41,037

                                                                                            353,815

  Electrical Equipment & Electronics (2.5%)
   Baldor Electric Company                                                       17,040     338,670

                                                                                            338,670

  Entertainment & Leisure (2.5%)
   Fleetwood Enterprises, Inc.                                                   12,700     335,756

                                                                                            335,756


 *does not pay cash dividends

The accompanying notes are an integral part of the financial statements.

                    American United Life Pooled Equity Fund B
                       SCHEDULE OF INVESTMENTS (continued)
                                 June 30, 1999
                                  (unaudited)
                                                                                           Market
                                Description                                   Shares        Value


Common Stock (94.3%), continued
  Furniture & Apparel (13.8%)
   Hillenbrand Industries, Inc.                                                   5,800 $   250,850
   Kellwood Corporation                                                           8,500     230,563
   Kimball International                                                          9,200     155,250
   La Z Boy Chair Company                                                        20,100     462,300
   Liz Claiborne, Inc.                                                           10,100     368,650
   Reebok International*                                                         19,800     368,775

                                                                                          1,836,388

  Health Care (2.1%)
   Acuson Corporation*                                                            9,700     166,719
   McKesson HBOC, Inc.                                                            1,400      44,975
   Merck & Company, Inc.                                                          1,000      73,625

                                                                                            285,319

  Information Processing & Telecommunications (6.7%)
   AT&T Corporation                                                               2,400     133,950
   Autodesk Software                                                              5,400     159,637
   International Business Machines Corporation                                    1,100     142,450
   Lucent Technologies                                                            2,186     147,435
   Sun Microsystems, Inc.*                                                        4,400     303,050
   Telxon Corporation                                                             1,800      14,288

                                                                                            900,810

  Merchandising (6.8%)
   Gymboree Corporation*                                                         21,800     228,900
   Land's End, Inc.*                                                              5,600     269,500
   Longs Drug Stores Corporation                                                 12,100     418,206

                                                                                            916,606

  Metals & Mining (12.9%)
   AK Steel Holding Corporation                                                  16,100     362,250
   Alcoa, Inc.                                                                    8,500     525,937
   Cleveland Cliffs, Inc.                                                         7,200     233,100
   Oregon Steel Mills, Inc.                                                      17,100     227,644
   Phelps Dodge Corporation                                                       6,000     371,625

                                                                                          1,720,556



*does not pay cash dividends

The accompanying notes are an integral part of the financial statements.

                    American United Life Pooled Equity Fund B
                       SCHEDULE OF INVESTMENTS (continued)
                                 June 30, 1999
                                  (unaudited)
                                                                                           Market
                                Description                                   Shares        Value


Common Stock (94.3%), continued
  Oil & Oil Services (8.3%)
   Royal Dutch Petroleum Company                                                  5,800 $   349,450
   Tidewater, Inc.                                                               12,100     369,050
   Valero Energy Corporation                                                     18,500     396,594

                                                                                          1,115,094

  Transportation (4.6%)
   Alexander & Baldwin, Inc.                                                     13,200     293,700
   Norfolk Southern Corporation                                                  10,900     328,363

                                                                                            622,063

  Miscellaneous (7.5%)
   Kelly Services                                                                10,300     330,887
   Michael Foods, Inc.                                                            1,500     270,250
   PG & E Corporation                                                             8,973     291,062
   Park Electrochemical Corporation                                               3,700     106,375

                                                                                            998,574

      Total common stock (cost: $9,033,876)                                              12,626,903


Money Market Mutual Funds (5.7%)
  Dreyfus Cash Management                                                      241,244      241,244
  Merrill Lynch Institutional Fund                                             526,456      526,456

      Total money market mutual funds (cost: $767,700)                                      767,700


Total investments (cost: $9,801,576)                                                    $13,394,603


*does not pay cash dividends

The accompanying notes are an integral part of the financial statements.

   (This page is intentionally blank.)

   NOTES TO FINANCIAL STATEMENTS
   1. Significant Accounting Policies

American United Life Pooled Equity Fund B (Fund B) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. Fund B was established by and is managed by American United Life Insurance Company(R) (AUL) for the purpose of issuing group and individual variable annuities.

Investments are valued at closing prices for those securities traded on organized exchanges and at bid prices for securities traded over-the-counter. Gains and losses on the sale of investments are determined on a first-in, first-out (FIFO) basis. Investment transactions are accounted for on a trade date basis.

Dividends are included in income as of the ex-dividend date. Interest income is accrued daily.

Operations of Fund B are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of Fund B, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. Fund B has not been charged for federal and state income taxes since none have been imposed.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investments

Net realized gain and unrealized appreciation on investments is summarized below.

                                               Common
                                                Stock

Net Realized Gain:
  Proceeds from securities sold             $  2,984,396
  Cost of securities sold                      1,280,843

                                            $  1,703,553


Net change in Unrealized Appreciation:
  Market value at end of period             $ 12,626,903
  Less: investments purchased                 (1,495,458)
  Add: investments sold at cost                1,280,843
  Less: market value at beginning of year    (12,802,622)

                                            $   (390,334)

   3. Transactions With AUL

Fund B pays AUL an annual fee of 1.2% of its average daily net assets for providing investment management services and for mortality and expense charges. The expense incurred during the six months ended June 30, 1999 was $80,519.

AUL withholds a portion of the proceeds obtained from contract owners to pay commissions and certain expenses under a sales and administrative services agreement with Fund B. The amount AUL retained during the six months ended June 30, 1999 was $1,614.

4. Net Assets

Net assets as of June 30, 1999:
Proceeds from units sold less payments
  for units withdrawn and redeemed          $ (10,953,638)
Net investment income                           4,286,408
Net realized gains                             16,633,837
Unrealized appreciation                         3,593,027

                                            $  13,559,634


The unrealized appreciation of $3,593,027 consists of common stock appreciation and depreciation of $4,102,992 and $509,965, respectively.

(This page is intentionally blank.)

American United Life Insurance Company(R)
           American United Life Pooled Equity Fund B
           P.O. Box 1995
           Indianapolis, IN 46206-9101
           www.aul.com

FIRST CLASS MAIL
P-13960B  7/99